Other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Other Liabilities
Other liabilities consist of the following:

	As at
	March 31, 2023	March 31, 2022
Current:
Withholding taxes and value added tax payables	$11,425	$8,164
Contingent consideration (Refer Note 4(a), 4(b) & 4(d))	22,121	—
Other liabilities	7,116	3,187

Total	$40,662	$11,351

Non-current:
Contingent consideration (Refer Note 4(a), 4(b) & 4(d))	20,135	—
Other liabilities	709	78

Total	$20,844	$78